Segment Reporting (Details) - segments	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Segment Reporting [Line Items]
Operating segment	1	1
Segment description	The Company uses the management approach to identify reportable segments. Management, including the chief operating decision maker (“CODM	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker(“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker	chief operating decision maker